Significant Accounting Policies (Schedule of Reclassifications to the Consolidated Statements of Operations from 10Q) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
General and adminstrative	$ 1,217,273	$ 1,752,281	$ 5,235,282	$ 3,593,956
Depreciation and amortization	120,357	89,749	397,923	264,082
Total costs and expenses	1,883,834	2,467,182	8,477,557	4,899,307
As Previously Reported [Member]
Costs and expenses:
Instructional costs and services	904,697			2,493,341
Marketing and promotional	437,305			1,181,558
General and adminstrative	1,719,326			2,634,453
Depreciation and amortization	89,749			264,082
Total costs and expenses	3,151,077			6,573,434
Bad Debt Expense [Member]
Costs and expenses:
Instructional costs and services	(32,955)			(21,200)
General and adminstrative	32,955			21,200
Discontinued Operations [Member]
Costs and expenses:
Instructional costs and services	(683,895)
As Reclassified [Member]
Costs and expenses:
Instructional costs and services	187,847			525,907
Marketing and promotional	437,305			515,362
General and adminstrative	1,752,281			3,593,956
Depreciation and amortization	89,749			264,082
Total costs and expenses	$ 2,467,182			$ 4,899,307